Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Cornell University, 4.169%, 6/15/30	$1,445	$ 1,431,959
Total Corporate Bonds (identified cost $1,445,000)		$ 1,431,959

Tax-Exempt Municipal Obligations — 99.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$3,740	$ 3,977,876
Green Bonds, 5.25%, 9/15/52	1,495	1,594,984
		$ 5,572,860
Education — 9.7%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,250	$ 1,190,304
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	314,317
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	3,250	3,580,414
Build NYC Resource Corp., NY, (South Bronx Classical Charter School V):
5.00%, 6/15/41	2,000	2,104,565
5.00%, 6/15/46	825	838,450
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,141,529
4.00%, 9/1/44	750	721,246
5.00%, 9/1/38	635	671,374
Build NYC Resource Corp., NY, (The Renaissance Charter School), 5.25%, 6/15/45	2,100	2,131,458
Dutchess County Local Development Corp., NY, (Culinary Institute of America):
4.00%, 7/1/37	130	130,567
5.00%, 7/1/39	470	505,728
5.00%, 7/1/40	310	331,214
5.00%, 7/1/41	425	449,310
5.00%, 7/1/42	600	631,305
Geneva Development Corp., NY, (Hobart and William Smith College), 5.25%, 2/1/51	3,650	3,806,415
Security	Principal Amount (000's omitted)	Value
Education (continued)
Hempstead Town Local Development Corp., NY, (Adelphi University), 5.25%, 10/1/51	$2,135	$ 2,192,584
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(1)	1,115	1,111,485
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	1,990	1,852,478
5.00%, 7/1/36	500	579,756
5.00%, 7/1/37	500	574,404
5.00%, 7/1/39	370	419,975
5.00%, 7/1/53	1,040	1,089,369
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	1,800	1,596,081
New York Dormitory Authority, (New York University):
4.00%, 7/1/46	625	599,092
5.00%, 7/1/39(2)	2,565	2,944,089
New York Dormitory Authority, (Pace University), 5.25%, 5/1/41	425	452,481
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	2,000	1,837,023
Onondaga County Trust for Cultural Resources, NY, (Syracuse University):
4.00%, 12/1/49	2,815	2,639,755
5.00%, 12/1/45	700	727,527
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
4.00%, 9/1/40	500	491,234
5.00%, 9/1/38	2,725	2,855,121
5.00%, 9/1/42	1,000	1,088,618
		$ 41,599,268
Electric Utilities — 0.2%
Utility Debt Securitization Authority, NY:
5.00%, 6/15/37	$555	$ 649,241
Green Bonds, 5.00%, 9/15/52	250	260,766
		$ 910,007
General Obligations — 9.4%
Amherst, NY:
2.00%, 11/1/32	$660	$ 579,722
2.00%, 11/1/33	580	501,730
Islip, NY, 4.125%, 4/1/42	520	541,950
Kingston, NY, 4.00%, 4/1/37	1,520	1,589,866
New York:
5.00%, 3/15/38	2,250	2,541,056

Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York: (continued)
5.00%, 3/15/39	$2,375	$ 2,672,386
5.00%, 3/15/40	2,125	2,383,515
New York, NY:
4.00%, 9/1/46	2,855	2,724,865
4.00%, 4/1/50	1,690	1,583,224
5.00%, 8/1/33	1,015	1,144,555
5.00%, 3/15/39	1,400	1,575,301
5.00%, 10/1/41	500	552,592
5.00%, 8/1/45	10	10,747
5.00%, 9/1/48	1,850	1,942,490
5.00%, 8/1/53	500	520,458
5.25%, 5/1/42	1,575	1,704,967
5.25%, 10/1/51	6,425	6,845,463
5.50%, 8/1/50	2,000	2,188,038
Puerto Rico:
0.00%, 7/1/33	455	333,835
5.625%, 7/1/29	1,634	1,729,572
5.75%, 7/1/31	1,000	1,091,800
Rye City School District, NY, 4.125%, 6/15/42	100	102,941
Valley Stream, NY:
2.25%, 5/15/27	215	212,101
2.375%, 5/15/28	255	248,072
Westchester County, NY, 5.00%, 3/15/39	4,535	5,106,129
		$ 40,427,375
Health Care - Miscellaneous — 0.2%
New York Dormitory Authority, (United Cerebral Palsy Association):
5.00%, 7/1/35	$300	$ 344,961
5.00%, 7/1/36	365	416,105
		$ 761,066
Hospital — 2.4%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,965	$ 4,712,348
Genesee County Funding Corp., NY, (Rochester Regional Health Energy), 5.50%, 12/1/55	1,500	1,574,898
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	890	882,128
4.00%, 11/1/29	1,110	1,093,733
4.00%, 11/1/47	505	389,317
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	$2,000	$ 1,789,157
		$ 10,441,581
Housing — 5.0%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 738,927
Sustainable Development Bonds, 2.85%, 11/1/39	4,920	4,211,954
Sustainable Development Bonds, 4.30%, 11/1/45	1,980	1,991,036
Sustainable Development Bonds, 4.45%, 8/1/43	975	984,157
Sustainable Development Bonds, 4.85%, 11/1/45	1,300	1,331,793
New York Housing Finance Agency:
Green Bonds, 4.70%, 11/1/45	1,250	1,263,749
Sustainability Bonds, 2.60%, 11/1/46	1,500	1,108,390
New York Mortgage Agency:
3.65%, 4/1/32	115	115,063
Social Bonds, 4.55%, 10/1/49	5,905	5,942,359
Social Bonds, 4.875%, 10/1/48	1,200	1,224,956
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,503,776
		$ 21,416,160
Industrial Development Revenue — 3.9%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$1,435	$ 1,453,156
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,180	1,152,455
(AMT), 4.30% to 6/2/36 (Put Date), 12/1/44(1)	500	508,655
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,035,852
(AMT), 5.00%, 10/1/40	2,960	3,048,781
(AMT), 6.00%, 4/1/35	1,885	2,106,074
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,760	2,672,666
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	3,679,106
		$ 16,656,745

Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 1.7%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,553,631
		$ 7,553,631
Insured - Electric Utilities — 1.9%
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/42	$1,920	$ 2,167,637
New York Power Authority, Green Transmission Revenue:
(AG), 4.00%, 11/15/47	1,595	1,527,931
Green Bonds, (AG), 5.25%, 11/15/39	1,000	1,143,133
Green Bonds, (AG), 5.25%, 11/15/40	1,000	1,137,981
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,074,825
		$ 8,051,507
Insured - Escrowed/Prerefunded — 2.4%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 10,248,771
		$ 10,248,771
Insured - General Obligations — 1.2%
Long Beach, NY, (BAM), 4.00%, 9/15/37	$785	$ 815,434
Oswego, NY:
(BAM), 4.00%, 4/15/43	1,280	1,296,150
(BAM), 4.00%, 4/15/44	1,235	1,241,862
(BAM), 4.00%, 4/15/45	765	764,550
Yonkers, NY:
(AG), 4.125%, 2/1/45	95	94,769
(AG), 5.00%, 2/1/37	175	197,650
(AG), 5.00%, 2/1/44	785	851,376
		$ 5,261,791
Insured - Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AG), 0.00%, 3/1/31	$1,690	$ 1,445,330
		$ 1,445,330
Insured - Solid Waste — 0.2%
Onondaga County Resource Recovery Agency, NY, (AG), (AMT), 5.00%, 5/1/28	$740	$ 753,301
		$ 753,301
Insured - Transportation — 1.7%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,275	$ 3,003,119
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AG), (AMT), 5.00%, 6/30/49	$1,770	$ 1,792,590
Green Bonds, (AG), (AMT), 6.00%, 6/30/43	2,215	2,516,473
		$ 7,312,182
Insured - Water and Sewer — 0.9%
Buffalo Municipal Water Finance Authority, NY:
(BAM), 5.00%, 7/1/33	$200	$ 229,978
(BAM), 5.00%, 7/1/34	350	406,867
(BAM), 5.00%, 7/1/35	265	310,855
(BAM), 5.00%, 7/1/36	300	344,522
(BAM), 5.00%, 7/1/37	500	570,157
(BAM), 5.00%, 7/1/44	750	823,171
(BAM), 5.00%, 7/1/45	500	543,405
(BAM), 5.00%, 7/1/46	450	484,972
		$ 3,713,927
Lease Revenue/Certificates of Participation — 4.8%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 2.90%, 11/1/38(3)	$800	$ 800,000
Sustainability Bonds, 5.00%, 11/1/45	270	300,535
Sustainability Bonds, 5.00%, 11/1/50	1,000	1,073,776
Sustainability Bonds, 5.00%, 11/1/53	3,915	4,129,971
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.75%, 1/1/34(3)	12,340	12,340,000
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	935	901,308
Schenectady County Capital Resource Corp., NY, (One Broadway Center), 5.00%, 1/1/45	1,000	1,062,531
		$ 20,608,121
Other Revenue — 3.5%
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	$7,420	$ 7,671,642
New York Trust for Cultural Resources, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/35	2,500	2,837,902
New York Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 8/1/36(2)	2,500	2,918,455
New York Trust for Cultural Resources, (Pierpont Morgan), (LOC: JPMorgan Chase Bank, N.A.), 2.55%, 2/1/34(4)	1,450	1,450,000
		$ 14,877,999

Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.2%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 4.00%, 11/1/45	$300	$ 285,086
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,504,069
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/50	1,600	1,636,723
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
5.00%, 12/1/34	1,000	1,035,447
Series 2020B, 5.00%, 12/1/40	2,000	2,039,550
		$ 9,500,875
Special Tax Revenue — 23.3%
American Samoa Economic Development Authority:
5.00%, 9/1/32(1)	$630	$ 663,172
5.00%, 9/1/33(1)	250	264,104
5.00%, 9/1/38(1)	200	204,367
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	745	689,916
Green Bonds, 5.00%, 11/15/41	500	555,182
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	4,375	4,140,820
5.00%, 11/1/33	5	5,655
5.00%, 11/1/35	2,500	2,871,489
5.25%, 5/1/47	1,500	1,632,422
5.25%, 11/1/51	2,000	2,158,622
5.25%, 5/1/52	3,500	3,731,627
5.25%, 5/1/55	1,030	1,095,299
5.50%, 11/1/45(5)	10,000	10,958,000
New York Convention Center Development Corp.:
5.00%, 11/15/38	1,000	1,143,256
5.00%, 11/15/39	1,000	1,136,441
5.00%, 11/15/44	1,000	1,106,147
5.00%, 11/15/45	500	548,837
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47	865	824,465
4.00%, 3/15/48	580	541,664
4.00%, 3/15/54	1,350	1,234,877
5.00%, 3/15/33	500	567,410
5.00%, 3/15/43	2,750	3,045,857
5.00%, 3/15/49	2,855	2,934,490
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	1,735	1,607,193
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue: (continued)
5.00%, 3/15/45	$5,000	$ 5,106,496
Prerefunded to 3/15/28, 4.00%, 3/15/48	25	25,640
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,821,422
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,341,128
5.00%, 3/15/49	4,990	5,211,082
New York Thruway Authority:
5.00%, 3/15/47	1,500	1,603,598
5.00%, 3/15/53	2,400	2,513,448
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,445,615
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
5.00%, 11/15/42	5,000	5,614,674
Series 2021A, 5.00%, 5/15/51	3,500	3,608,632
Series 2021C, 5.00%, 5/15/51	7,000	7,237,156
Green Bonds, 5.25%, 5/15/47	3,500	3,746,795
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	1,845	1,968,500
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
5.00%, 5/15/48	5,000	5,240,352
5.00%, 5/15/53	5,000	5,194,133
		$100,339,983
Transportation — 16.6%
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	$2,415	$ 2,312,852
New York State Thruway Authority:
4.00%, 1/1/45	2,960	2,895,410
5.00%, 1/1/49	740	785,124
New York Thruway Authority, 5.00%, 1/1/34	3,790	4,356,555
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,105	2,157,379
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,018,601
Green Bonds, (AMT), 6.00%, 6/30/59	1,750	1,860,057
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,578,509
(AMT), 5.00%, 7/1/41	2,150	2,150,880
(AMT), 5.00%, 7/1/46	8,100	8,100,506

Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	$1,960	$ 1,850,337
Port Authority of New York and New Jersey:
5.00%, 1/15/34	1,410	1,625,572
5.00%, 8/15/40	145	165,778
5.00%, 1/15/42	465	523,020
5.00%, 8/15/42	475	538,790
5.00%, 1/15/43	1,000	1,118,684
6.125%, 6/1/94	2,500	2,504,113
(AMT), 5.00%, 8/1/37	3,550	3,819,407
(AMT), 5.00%, 1/15/47	2,000	2,075,421
(AMT), 5.50%, 8/1/52	2,000	2,123,019
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,945	3,951,660
5.00%, 11/15/33	2,000	2,294,228
5.00%, 11/15/48	3,175	3,333,680
5.00%, 11/15/51	8,545	8,769,142
5.25%, 11/15/47	1,000	1,097,983
5.25%, 11/15/48	1,000	1,093,874
5.25%, 11/15/54	1,500	1,617,977
(LOC: U.S. Bank, N.A.), 3.30%, 1/1/31(3)	4,000	4,000,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/44	750	808,475
		$ 71,527,033
Water and Sewer — 7.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$4,350	$ 4,017,781
5.00%, 6/15/43	2,500	2,729,995
5.00%, 6/15/47	1,975	2,085,648
5.00%, 6/15/48	1,075	1,141,286
5.00%, 6/15/50	2,430	2,500,975
5.00%, 6/15/51	2,595	2,728,242
5.25%, 6/15/52	3,025	3,201,805
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):
5.00%, 6/15/34	3,605	4,191,441
5.00%, 6/15/35	50	58,670
5.00%, 6/15/39	15	17,448
Suffolk County Water Authority, NY:
3.00%, 6/1/45	2,980	2,499,355
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Suffolk County Water Authority, NY: (continued)
3.25%, 6/1/42	$5,975	$ 5,501,405
		$ 30,674,051
Total Tax-Exempt Municipal Obligations (identified cost $420,322,099)		$429,653,564

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.3%
New York Energy Research and Development Authority:
Green Bonds, 5.999%, 4/1/27	$875	$ 876,424
Green Bonds, 6.226%, 4/1/41	390	391,890
		$ 1,268,314
General Obligations — 0.1%
New York, NY, 5.372%, 10/1/51	$600	$ 575,874
		$ 575,874
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$635	$ 620,244
		$ 620,244
Insured - Transportation — 0.4%
Syracuse Regional Airport Authority, NY:
(AG), 4.778%, 7/1/33	$250	$ 249,770
(AG), 5.383%, 7/1/40	600	602,110
(AG), 5.443%, 7/1/41	1,000	1,002,273
		$ 1,854,153
Special Tax Revenue — 0.7%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 407,516
Oneida Indian Nation of New York:
7.25%, 9/1/34(1)	465	468,240
8.00%, 9/1/40(1)	2,000	2,025,689
		$ 2,901,445
Total Taxable Municipal Obligations (identified cost $7,136,268)		$ 7,220,030

Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(6)	1,997,520	$ 1,997,719
Total Short-Term Investments (identified cost $1,997,719)		$ 1,997,719
Total Investments — 102.4% (identified cost $430,901,086)		$440,303,272
Other Assets, Less Liabilities — (2.4)%		$(10,363,942)
Net Assets — 100.0%		$429,939,330
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $10,077,273 or 2.3% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(6)	The rate shown is the annualized seven-day yield as of June 30, 2026.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 4.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,431,959	$ —	$ 1,431,959
Tax-Exempt Municipal Obligations	—	429,653,564	—	429,653,564
Taxable Municipal Obligations	—	7,220,030	—	7,220,030
Short-Term Investments	1,997,719	—	—	1,997,719
Total Investments	$1,997,719	$438,305,553	$—	$440,303,272

Eaton Vance
New York Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.